Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of calculation tax charge

	2020	2019	2018
	(€ in thousands)
Income tax based on domestic rate	11,542	14,261	9,106
Tax effect of:
Different tax rates in foreign jurisdictions	16	17	—
Non-deductible expenses	(2,742)	(1,501)	(818)
Share- and loan-issue expenditures that are taxable	174	843	1,448
Change in unrecognized deductible temporary differences	(44)	(7)	(25)
Current year losses for which no deferred tax asset was recognized	(9,029)	(13,703)	(9,712)
True-up for prior year	(41)	(42)	—
Income tax charge	(124)	(132)	(1)
Effective tax rate	—%	—%	—%